John Hancock International Dynamic Growth Fund Investment Strategy - Class A C I R6 [Member] - John Hancock International Dynamic Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index. The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profit growth, from businesses, investments or sales outside of the United States. The manager will consider, but is not limited to, MSCI market classifications in determining whether a country is a developed or emerging market country. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $250 million. The fund may focus its investments in a particular sector or sectors of the economy. The fund invests primarily in common stocks, but may also invest in participatory notes. The manager’s growth philosophy and process is focused on fundamental, bottom-up stock selection and includes three key elements: (i) positive fundamental changes, (ii) sustainable earnings growth, and (iii) an attractive valuation. The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares. The manager then focuses its fundamental research by collecting, scoring and monitoring forward-looking operational data related to specific companies, industries, and sectors. It then seeks to identify quantifiable changes by consistently tracking these data points. Once the manager has identified a positive change, it holistically assesses the key company, industry, secular, macro and country stock drivers and compares them to consensus expectations. The manager then determines a risk/return rating for each company it has identified. This ranking is utilized by the portfolio management team to build a portfolio with consistent and balanced risk/return characteristics. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The operational metrics and investment thesis of the portfolio’s holdings are continuously monitored to ensure the ranking and weighting of each security in the portfolio is appropriate given the level of risk/return. The fund may trade securities actively as the investment thesis improves or deteriorates.